Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 5,848	£ 4,849	£ 4,926
Government grants	153	133
Deferred tax income	(21)	16
Net exceptional loss	(3,338)	(2,799)	(1,454)
Nigerian tangible fixed assets impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			84
Ethiopian tangible fixed assets impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			55
Freeholds land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,444	1,218
Long leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3	3
Short leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	410	281
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47	35	41
Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	181	157	£ 180
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 114	£ 180
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Minimum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Minimum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	40 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Maximum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years